Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Miscellaneous current liabilities [abstract]
VAT Payables	$ 142	$ 130
Accruals for personnel related expenses	8,236	7,295
Other	6,122	1,073
Total	$ 14,499	$ 8,497